Label	Element	Value
Capital Class A Common Shares [Member] | Issued capital [member]
Increase (decrease) through transactions with owners, equity	ifrs-full_IncreaseDecreaseThroughTransactionsWithOwners	$ (698,000)
Class A Junior Preferred Shares [Member] | Issued capital [member]
Increase (decrease) through transactions with owners, equity	ifrs-full_IncreaseDecreaseThroughTransactionsWithOwners	(3,727,000)
Class A Junior Preferred Shares [Member] | Retained earnings [member]
Increase (decrease) through transactions with owners, equity	ifrs-full_IncreaseDecreaseThroughTransactionsWithOwners	(336,000)
Class B Preferred And Common Shares [Member]
Increase (decrease) through transactions with owners, equity	ifrs-full_IncreaseDecreaseThroughTransactionsWithOwners	(63,576,000)
Class B Preferred And Common Shares [Member] | Additional paid-in capital [member]
Increase (decrease) through transactions with owners, equity	ifrs-full_IncreaseDecreaseThroughTransactionsWithOwners	(56,940,000)
Class B Preferred And Common Shares [Member] | Retained earnings [member]
Increase (decrease) through transactions with owners, equity	ifrs-full_IncreaseDecreaseThroughTransactionsWithOwners	(6,636,000)
Class A Senior Preferred Shares [Member] | Issued capital [member]
Increase (decrease) through transactions with owners, equity	ifrs-full_IncreaseDecreaseThroughTransactionsWithOwners	$ (53,144,000)